Debt - Schedule of Carrying Amounts and Estimated Fair Values of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total	$ 726,412
Less: current maturities	(44,557)		$ (297,324)
Long-term debt, less current maturities	4,403,299		4,115,684
Southwest Gas Corporation
Debt Instrument [Line Items]
Total	457,500
Less: current maturities	0		(275,000)
Long-term debt, less current maturities	3,251,296		$ 2,440,603
Debentures | Southwest Gas Corporation
Debt Instrument [Line Items]
Total	$ 407,500
Debentures | Notes, 6.1%, due 2041 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument interest rate	6.10%
Debentures | Notes, 4.05%, due 2032 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument interest rate	4.05%	4.05%
Debentures | Notes, 3.875%, due 2022 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument interest rate		3.875%	3.875%
Debentures | Notes, 4.875%, due 2043 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument interest rate	4.875%
Debentures | Notes, 3.8%, due 2046 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument interest rate	3.80%
Debentures | Notes, 3.7%, due 2028 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument interest rate	3.70%
Debentures | Notes, 4.15%, due 2049 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument interest rate	4.15%
Debentures | Notes, 2.2%, due 2030 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument interest rate	2.20%
Debentures | Notes, 3.18%, due 2051 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument interest rate	3.18%
Debentures | Notes, 5.8%, due 2027 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument interest rate	5.80%
Debentures | 8% Series, due 2026 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument interest rate	8.00%
Debentures | Medium-term notes, 7.78% series, due 2022 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument interest rate			7.78%
Debentures | Medium-term notes, 7.92% series, due 2027 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument interest rate	7.92%
Debentures | Medium-term notes, 6.76% series, due 2027 | Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument interest rate	6.76%
Revolving credit facility and commercial paper | Southwest Gas Corporation
Debt Instrument [Line Items]
Total	$ 50,000
Secured Debt | Centuri secured revolving credit facility
Debt Instrument [Line Items]
Total	81,955
Secured Debt | Centuri secured term loan facility
Debt Instrument [Line Items]
Total	60,113
Unsecured Debt | MountainWest unsecured senior notes, 3.53%, due in 2028
Debt Instrument [Line Items]
Debt instrument interest rate			3.53%
Unsecured Debt | MountainWest unsecured senior notes, 4.875%, due in 2041
Debt Instrument [Line Items]
Debt instrument interest rate			4.875%
Unsecured Debt | MountainWest unsecured senior notes, 3.91%, due in 2038
Debt Instrument [Line Items]
Debt instrument interest rate			3.91%
Other debt obligations
Debt Instrument [Line Items]
Total	126,844
Carrying Amount
Debt Instrument [Line Items]
Unamortized discount and debt issuance costs	(20,789)		$ (24,466)
Less: current maturities	(44,557)		(22,324)
Long-term debt, less current maturities	4,403,299		4,115,684
Carrying Amount | Southwest Gas Corporation
Debt Instrument [Line Items]
Less: current maturities	0		(275,000)
Long-term debt, less current maturities	3,251,296		2,440,603
Carrying Amount | Debentures | Southwest Gas Corporation
Debt Instrument [Line Items]
Unamortized discount and debt issuance costs	(29,471)		(19,959)
Total	3,003,029		2,387,541
Carrying Amount | Debentures | Notes, 6.1%, due 2041 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	125,000		125,000
Carrying Amount | Debentures | Notes, 4.05%, due 2032 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	600,000		0
Carrying Amount | Debentures | Notes, 3.875%, due 2022 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	0		250,000
Carrying Amount | Debentures | Notes, 4.875%, due 2043 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	250,000		250,000
Carrying Amount | Debentures | Notes, 3.8%, due 2046 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	300,000		300,000
Carrying Amount | Debentures | Notes, 3.7%, due 2028 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	300,000		300,000
Carrying Amount | Debentures | Notes, 4.15%, due 2049 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	300,000		300,000
Carrying Amount | Debentures | Notes, 2.2%, due 2030 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	450,000		450,000
Carrying Amount | Debentures | Notes, 3.18%, due 2051 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	300,000		300,000
Carrying Amount | Debentures | Notes, 5.8%, due 2027 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	300,000		0
Carrying Amount | Debentures | 8% Series, due 2026 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	75,000		75,000
Carrying Amount | Debentures | Medium-term notes, 7.78% series, due 2022 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	0		25,000
Carrying Amount | Debentures | Medium-term notes, 7.92% series, due 2027 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	25,000		25,000
Carrying Amount | Debentures | Medium-term notes, 6.76% series, due 2027 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	7,500		7,500
Carrying Amount | Revolving credit facility and commercial paper | Southwest Gas Corporation
Debt Instrument [Line Items]
Total	50,000		130,000
Carrying Amount | Industrial development revenue bonds | Southwest Gas Corporation
Debt Instrument [Line Items]
Unamortized discount and debt issuance costs	(1,733)		(1,938)
Total	198,267		198,062
Carrying Amount | Industrial development revenue bonds | Tax-exempt Series A, due 2028 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	50,000		50,000
Carrying Amount | Industrial development revenue bonds | 2003 Series A, due 2038 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	50,000		50,000
Carrying Amount | Industrial development revenue bonds | 2008 Series A, due 2038 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	50,000		50,000
Carrying Amount | Industrial development revenue bonds | 2009 Series A, due 2039 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	50,000		50,000
Carrying Amount | Secured Debt | Centuri | Centuri secured revolving credit facility
Debt Instrument [Line Items]
Long-term debt, gross	81,955		103,329
Carrying Amount | Secured Debt | Centuri secured term loan facility | Centuri
Debt Instrument [Line Items]
Long-term debt, gross	1,008,550		1,117,138
Carrying Amount | Unsecured Debt | MountainWest unsecured senior notes, 3.53%, due in 2028
Debt Instrument [Line Items]
Long-term debt, gross	0		102,078
Carrying Amount | Unsecured Debt | MountainWest unsecured senior notes, 4.875%, due in 2041
Debt Instrument [Line Items]
Long-term debt, gross	0		199,926
Carrying Amount | Unsecured Debt | MountainWest unsecured senior notes, 3.91%, due in 2038
Debt Instrument [Line Items]
Long-term debt, gross	0		147,735
Carrying Amount | Other debt obligations
Debt Instrument [Line Items]
Long-term debt, gross	126,844		51,665
Fair Value | Debentures | Notes, 6.1%, due 2041 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	113,184		166,380
Fair Value | Debentures | Notes, 4.05%, due 2032 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	527,052		0
Fair Value | Debentures | Notes, 3.875%, due 2022 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	0		250,603
Fair Value | Debentures | Notes, 4.875%, due 2043 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	195,703		307,538
Fair Value | Debentures | Notes, 3.8%, due 2046 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	209,169		329,055
Fair Value | Debentures | Notes, 3.7%, due 2028 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	275,043		325,191
Fair Value | Debentures | Notes, 4.15%, due 2049 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	218,712		342,030
Fair Value | Debentures | Notes, 2.2%, due 2030 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	353,763		440,838
Fair Value | Debentures | Notes, 3.18%, due 2051 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	185,523		292,116
Fair Value | Debentures | Notes, 5.8%, due 2027 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	305,913		0
Fair Value | Debentures | 8% Series, due 2026 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	80,027		92,623
Fair Value | Debentures | Medium-term notes, 7.78% series, due 2022 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	0		25,122
Fair Value | Debentures | Medium-term notes, 7.92% series, due 2027 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	26,840		31,555
Fair Value | Debentures | Medium-term notes, 6.76% series, due 2027 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	7,662		8,949
Fair Value | Revolving credit facility and commercial paper | Southwest Gas Corporation
Debt Instrument [Line Items]
Total	50,000		130,000
Fair Value | Industrial development revenue bonds | Tax-exempt Series A, due 2028 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	50,000		50,000
Fair Value | Industrial development revenue bonds | 2003 Series A, due 2038 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	50,000		50,000
Fair Value | Industrial development revenue bonds | 2008 Series A, due 2038 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	50,000		50,000
Fair Value | Industrial development revenue bonds | 2009 Series A, due 2039 | Southwest Gas Corporation
Debt Instrument [Line Items]
Long-term debt, gross	50,000		50,000
Fair Value | Secured Debt | Centuri | Centuri secured revolving credit facility
Debt Instrument [Line Items]
Long-term debt, gross	82,315		103,749
Fair Value | Secured Debt | Centuri secured term loan facility | Centuri
Debt Instrument [Line Items]
Long-term debt, gross	995,852		1,117,841
Fair Value | Unsecured Debt | MountainWest unsecured senior notes, 3.53%, due in 2028
Debt Instrument [Line Items]
Long-term debt, gross	0		102,078
Fair Value | Unsecured Debt | MountainWest unsecured senior notes, 4.875%, due in 2041
Debt Instrument [Line Items]
Long-term debt, gross	0		199,926
Fair Value | Unsecured Debt | MountainWest unsecured senior notes, 3.91%, due in 2038
Debt Instrument [Line Items]
Long-term debt, gross	0		147,735
Fair Value | Other debt obligations
Debt Instrument [Line Items]
Long-term debt, gross	$ 118,314		$ 50,003